Proposed Business Combination (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Proposed Business Combination [Line Items]
Purchase shares	$ 15,300,000
Aggregate amount payable	14,100,000
Amount of additional funds	4,000,000
Top of Range [Member]
Proposed Business Combination [Line Items]
Amount of additional funds	10,000,000
Debt financing	5,000,000
Debt or equity financing to raise	5,000,000
Bottom of Range [Member]
Proposed Business Combination [Line Items]
Debt financing	2,000,000
Debt or equity financing to raise	2,000,000
First Towers & Fiber Corp., [Member]
Proposed Business Combination [Line Items]
Advance loan	1,000,000
Loan	$ 350,000